Summary of Significant Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Principles (Tables) [Line Items]
Schedule of Significant Consolidated Subsidiaries

The following presents our significant consolidated subsidiaries, all of which are wholly owned either directly or indirectly by Webull Corporation:

Significant Subsidiary	Date of Incorporation/Establishment	Domicile Location	Principal Activity
Webull Financial LLC	May 24, 2017	United States	Broker Dealer
Webull Holdings (US) Inc.	May 16, 2017	United States	Holding Company
Webull Holdings (Singapore) Pte. Ltd.	May 12, 2021	Singapore	Holding Company
Webull Securities (Singapore) Pte. Ltd.	May 12, 2021	Singapore	Broker Dealer
Webull Securities Limited	December 11, 2017	Hong Kong	Broker Dealer
Webull Securities (Japan) Co., Ltd.*	March 23, 1948	Japan	Broker Dealer
HongKong Webull Limited	September 19, 2019	Hong Kong	Holding Company
Hunan Weibu Information Technology Co., Ltd.	September 6, 2021	Mainland China	Technology Support and Development Subsidiary
*	Formerly known as Madison Securities Co., Ltd.

Schedule of Property and Equipment

Our property and equipment, except for land, is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Property and Equipment	Useful Life
(in Years)
Land	N/A
Office buildings	30 – 39
Building improvements	5
Site improvements	15
Electronic equipment	3 – 5
Office equipment	3 – 10
Leasehold improvements	Shorter of lease term or useful life

Schedule of Intangible Assets and Useful Lives

Our intangible assets and their respective useful lives are presented below:

Intangible Assets	Useful Life
(in Years)
Domain	Indefinite
Operating license	Indefinite
Stock exchange trading right	Indefinite
Trademarks	Indefinite
Copyrights and patents	10
Software	2

Schedule of Basic and Diluted Net Income Per Ordinary Share

The following presents the calculation of basic and diluted loss per share for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
(Loss) income from continuing operations attributable to the Company	$(25,385,426)	$4,284,819	$33,473,969
Preferred shares redemption value accretion	(495,088,038)	(340,080,000)	(51,409,749)
Loss from continuing operations attributable to ordinary shareholders	$(520,473,464)	$(335,795,181)	$(17,935,780)

Weighted-average shares outstanding - basic and diluted	138,828,900	137,965,591	134,489,965
Basic and diluted earnings per share	$(3.75)	$(2.43)	$(0.13)

SK GROWTH OPPORTUNITIES CORPORATION [Member]
Summary of Significant Accounting Principles (Tables) [Line Items]
Schedule of Class A Ordinary Shares Subject to Possible Redemption

As of December 31, 2024 and 2023, the amount of Class A ordinary shares subject to possible redemption reflected on the balance sheets is reconciled in the following table:

Class A ordinary shares subject to possible redemption, December 31, 2022	217,545,818
Less:
Redemptions	(118,642,864)
Plus:
Accretion of carrying value to redemption value	10,570,325
Class A ordinary shares subject to possible redemption, December 31, 2023	$109,473,279
Plus:
Accretion of carrying value to redemption value	6,773,694
Less:
Redemptions	(3,663,464)
Class A ordinary shares subject to possible redemption, December 31, 2024	$112,583,509

Schedule of Basic and Diluted Net Income Per Ordinary Share

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Years Ended December 31,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$2,076,972	$1,091,421	$6,509,905	$1,634,464
Denominator:
Weighted average ordinary shares outstanding-basic	9,971,709	5,240,000	20,870,383	5,240,000
Weighted average ordinary shares outstanding-diluted	9,971,709	5,240,000	20,870,383	5,240,000
Net income per ordinary share-basic	$0.21	$0.21	$0.31	$0.31
Net income per ordinary share-diluted	$0.21	$0.21	$0.31	$0.31